EARNINGS PER SHARE (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net Income Available to Common Shareholders [Abstract]
Basic earnings per common share	$ 510	$ 196	$ 1,091	$ 407	$ 404	$ 1,119
Effect of dilutive options					0	0
Effect of dilutive stock warrants					0	0
Diluted earnings per common share	$ 510	$ 196	$ 1,091	$ 407	$ 404	$ 1,119
Weighted Average Common Shares [Abstract]
Basic earnings per common share (in shares)	6,583,719	4,654,880	5,667,619	4,654,635	4,655,369	4,649,405
Effect of dilutive stock options (in shares)	73,084	64,378	77,027	67,116	71,225	48,360
Effect of dilutive stock warrants (in shares)	14,823	3,349	19,178	6,744	11,280	0
Diluted earnings per common share (in shares)	6,671,626	4,722,607	5,763,824	4,728,495	4,737,874	4,697,765
Per Share Amount [Abstract]
Basic earnings per share (in dollars per share)	$ 0.08	$ 0.04	$ 0.19	$ 0.09	$ 0.09	$ 0.24
Diluted earnings per share (in dollars per share)	$ 0.08	$ 0.04	$ 0.19	$ 0.09	$ 0.09	$ 0.24
Stock Option [Member]
Earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	40,931	0	40,931	12,500	55,314
Warrant [Member]
Earnings per share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)						86,957